UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5652

Dreyfus Municipal Income, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	09/30
Date of reporting period:	06/30/2008

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Income, Inc.
June 30, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--148.6%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--2.7%
The Board of Trustees of the
University of Alabama, HR
(University of Alabama at
Birmingham) (Insured; MBIA,
Inc.)	5.88	9/1/10	4,620,000 a	4,970,242
Alaska--3.7%
Alaska Housing Finance
Corporation, General Mortgage
Revenue (Insured; MBIA, Inc.)	6.05	6/1/39	6,845,000	6,882,921
Arizona--5.4%
Arizona Housing Finance Authority,
SFMR (Mortgage Backed
Securities Program)
(Collateralized: FHLMC, FNMA
and GNMA)	5.40	6/1/28	4,000,000	3,970,880
City of Phoenix, County of
Maricopa and the County of
Pima Industrial Development
Authorities, SFMR
(Collateralized: FHLMC, FNMA
and GNMA)	5.80	12/1/39	4,280,000	4,205,014
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	2,000,000	1,799,280
California--14.2%
ABAG Financial Authority for
Nonprofit Corporations,
Insured Revenue, COP (Odd
Fellows Home of California)	6.00	8/15/24	5,000,000	5,032,050
California Department of Veteran
Affairs, Home Purchase Revenue	5.20	12/1/28	2,950,000	2,950,856
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	6.25	8/15/35	2,500,000	2,626,000
California Housing Finance Agency,
Home Mortgage Revenue	4.80	8/1/36	2,500,000	2,225,550
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)	6.50	7/1/10	3,545,000 a	3,843,489
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)	6.50	7/1/10	1,455,000 a	1,574,543
Chabot-Las Positas Community

College District, GO (Insured;
AMBAC)	0.00	8/1/32	6,000,000 b	1,591,260
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.80	6/1/13	3,000,000 a	3,533,850
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	3,500,000	2,978,605
Colorado--9.3%
Colorado Springs,
HR	6.38	12/15/10	2,835,000 a	3,091,454
Colorado Springs,
HR	6.38	12/15/30	2,890,000	2,985,370
University of Northern Colorado
Board of Trustees, Auxiliary
Facilities System Revenue
(Insured; FSA)	5.00	6/1/35	11,000,000 c,d	11,102,025
District of Columbia--1.4%
District of Columbia,
Revenue (Catholic University
America Project) (Insured;
AMBAC)	5.63	10/1/09	1,605,000 a	1,687,192
District of Columbia,
Revenue (Catholic University
America Project) (Insured;
AMBAC)	5.63	10/1/29	475,000	487,649
District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA, FNMA,
GNMA and GIC; Trinity Funding)	7.45	12/1/30	495,000	503,222
Florida--1.4%
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/09	30,000 a	31,621
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/26	1,470,000	1,499,253
South Lake County Hospital
District, Revenue (South Lake
Hospital, Inc.)	5.80	10/1/34	1,095,000	1,102,271
Illinois--11.9%
Chicago
(Insured; FGIC)	6.13	7/1/10	3,685,000 a	3,963,254
Chicago
(Insured; FGIC)	6.13	7/1/10	315,000 a	338,786
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.75	3/1/10	40,000	40,110
Illinois Finance Authority,

Revenue (Sherman Health
Systems)	5.50	8/1/37	2,000,000	1,876,100
Illinois Health Facilities
Authority, Revenue (Advocate
Health Care Network)	6.13	11/15/10	5,800,000 a	6,239,930
Illinois Health Facilities
Authority, Revenue (OSF
Healthcare System)	6.25	11/15/09	7,000,000 a	7,422,030
Illinois Health Facilities
Authority, Revenue (Swedish
American Hospital)	6.88	5/15/10	2,000,000 a	2,153,980
Indiana--1.5%
Franklin Township School Building
Corporation, First Mortgage
Bonds	6.13	7/15/10	2,500,000 a	2,717,275
Louisiana--1.5%
Parish of Saint John the Baptist,
Revenue (Marathon Oil
Corporation Project)	5.13	6/1/37	3,000,000	2,698,590
Maryland--5.1%
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park Project)	5.63	6/1/13	2,000,000 a	2,202,160
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins University Issue)	6.00	7/1/09	7,000,000 a	7,329,070
Massachusetts--6.5%
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.00	2/1/36	2,000,000	1,806,400
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.00	1/1/12	530,000 a	581,792
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.00	7/1/31	1,970,000	2,020,452
Massachusetts Housing Finance
Agency, SFHR	5.00	12/1/31	2,500,000	2,330,175
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue
(Massachusetts-American
Hingham Project)	6.95	12/1/35	5,235,000	5,244,580
Michigan--3.6%
Hancock Hospital Finance
Authority, Mortgage Revenue

(Portgage Health) (Insured;
MBIA, Inc.)	5.45	8/1/08	2,145,000 a	2,151,328
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	4,585,000	4,458,958
Minnesota--2.9%
Minnesota Agricultural and
Economic Development Board,
Health Care Facilities Revenue
(Essentia Health Obligated
Group) (Insured; Assured
Guaranty)	5.00	2/15/37	2,600,000	2,605,772
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/10	2,420,000 a	2,640,002
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	80,000	82,778
Mississippi--3.2%
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.88	4/1/22	6,000,000	5,866,680
Missouri--1.5%
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Saint
Anthony's Medical Center)	6.25	12/1/10	2,500,000 a	2,719,725
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	6.30	9/1/25	130,000	131,745
Nevada--2.1%
Clark County,
IDR (Southwest Gas Corporation
Project) (Insured; AMBAC)	6.10	12/1/38	4,000,000	3,960,960
New Jersey--.8%
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/31	1,610,000	1,529,532
New Mexico--2.3%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.30	12/1/16	3,000,000	2,976,090
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program
(Collateralized: FHLMC and
GNMA)	6.85	9/1/31	1,305,000	1,324,170
New York--.8%
Long Island Power Authority,

Electric System General Revenue	5.00	9/1/27	1,500,000	1,514,865
North Carolina--.6%
North Carolina Housing Finance
Agency, Home Ownership Revenue	6.25	1/1/29	1,145,000	1,151,824
Ohio--10.0%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	6.50	6/1/47	8,000,000	7,309,680
Cuyahoga County,
Hospital Improvement Revenue
(The Metrohealth System
Project)	6.13	2/15/09	5,000,000 a	5,177,850
Ohio Housing Finance Agency,
Residential Mortgage Revenue
(Collateralized; GNMA)	5.75	9/1/30	5,000	5,055
Rickenbacker Port Authority,
Capital Funding Revenue (OASBO
Expanded Asset Pooled)	5.38	1/1/32	4,090,000	4,260,185
Toledo-Lucas County Port
Authority, Special Assessment
Revenue (Crocker Park Public
Improvement Project)	5.38	12/1/35	2,000,000	1,877,400
Oklahoma--1.4%
Oklahoma Development Finance
Authority, Revenue (Saint John
Health System)	6.00	2/15/29	625,000	638,975
Oklahoma Development Finance
Authority, Revenue
(Saint John Health System)	6.00	2/15/09	1,875,000 a	1,943,363
Oregon--2.8%
Oregon Department of
Transportation, Highway User
Tax Revenue	5.00	11/15/28	5,000,000	5,125,800
Pennsylvania--7.4%
Lancaster Higher Education
Authority, College Revenue
(Franklin and Marshall College
Project)	5.00	4/15/37	2,000,000	1,969,840
Pennsylvania Economic Development
Financing Authority, RRR
(Northampton Generating
Project)	6.60	1/1/19	3,500,000	3,500,000
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health)	5.88	12/1/11	5,995,000 a	6,543,962
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health)	5.88	12/1/31	1,755,000	1,782,132
South Carolina--8.2%
Lancaster Educational Assistance
Program, Inc., Installment
Purchase Revenue (The School

District of Lancaster County,
South Carolina, Project)	5.00	12/1/26	5,000,000	4,779,450
Medical University of South
Carolina, Hospital Facilities
Revenue	6.00	7/1/09	2,500,000 a	2,627,275
Piedmont Municipal Power Agency,
Electric Revenue	5.25	1/1/21	3,500,000	3,517,885
Tobacco Settlement Revenue
Management Authority of South
Carolina, Tobacco Settlement
Asset-Backed Bonds	6.38	5/15/30	3,750,000	4,251,750
Tennessee--3.0%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	5.50	7/1/36	2,000,000	1,867,720
Knox County Health, Educational
and Housing Facility Board,
Revenue (University Health
System, Inc.)	5.25	4/1/36	4,000,000	3,760,800
Texas--13.4%
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue Improvement (Insured;
FSA)	5.00	11/1/35	1,600,000	1,515,536
Gregg County Health Facilities
Development Corporation, HR
(Good Shepherd Medical Center
Project) (Insured; Radian)	6.38	10/1/10	2,500,000 a	2,719,750
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	6.38	6/1/11	3,565,000 a	3,898,435
Lubbock Educational Facilities
Authority, Improvement Revenue
(Lubbock Christian University)	5.25	11/1/37	1,500,000	1,387,185
North Texas Tollway Authority,
System Revenue	5.75	1/1/40	4,000,000	4,023,240
Port of Corpus Christi Authority
of Nueces County, Revenue
(Union Pacific Corporation
Project)	5.65	12/1/22	4,500,000	4,309,425
Texas
(Veterans Housing Assistance
Program) (Collateralized; FHA)	6.10	6/1/31	7,000,000	7,103,880
Utah--.1%
Utah Housing Finance Agency,
SFMR (Collateralized; FHA)	6.00	1/1/31	125,000	128,166
Vermont--1.0%
Vermont Educational and Health

Buildings Financing Agency,
Revenue (Saint Michael's
College Project)	6.00	10/1/28	1,500,000	1,566,645
Vermont Housing Finance Agency,
SFHR (Insured; FSA)	6.40	11/1/30	365,000	370,296
Washington--2.8%
Washington Higher Educational
Facilities Authority, Revenue
(Whitman College)	5.88	10/1/09	5,000,000 a	5,225,950
West Virginia--1.3%
The County Commission of Pleasants
County, PCR (Allegheny Energy
Supply Company, LLC Pleasants
Station Project)	5.25	10/15/37	2,500,000	2,402,325
Wisconsin--5.0%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/28	2,500,000	2,579,850
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.60	2/15/29	4,975,000	4,742,071
Wisconsin Health and Educational
Facilities Authority, Revenue
(Marshfield Clinic)	5.38	2/15/34	2,000,000	1,894,820
Wyoming--2.2%
Sweetwater County,
SWDR (FMC Corporation Project)	5.60	12/1/35	1,500,000	1,341,315
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.50	1/1/38	2,800,000	2,800,000
U.S. Related--7.6%
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	4,000,000	4,083,280
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA, Inc.)	5.00	7/1/38	10,000,000 c,d	10,118,550
Total Long-Term Municipal Investments
(cost $271,310,851)				275,903,551
Short-Term Municipal	Coupon	Maturity	Principal
Investments--7.3%	Rate (%)	Date	Amount ($)	Value ($)

Maryland--.3%
Carroll County,
Revenue (Fairhaven and Copper
Ridge - Episcopal Ministries
to the Aging Inc. Obligated
Group Issue) (Insured; Radian
and Liquidity Facility;
Branch Banking and Trust Co.)	9.00	7/7/08	500,000 e	500,000
Massachusetts--1.5%
Massachusetts Development Finance
Agency, Revenue (Draper

Laboratory Issue) (Insured;
MBIA, Inc. and Liquidity
Facility: JPMorgan Chase Bank)	9.00	7/1/08	2,700,000 e	2,700,000
Oklahoma--3.7%
Payne County Economic Development
Authority, Student Housing
Revenue (OSUF Phase III
Student Housing, L.L.C.
Project) (Insured; AMBAC and
Liquidity Facility; Dexia
Credit Locale)	9.00	7/7/08	7,100,000 e	7,100,000
Tennessee--1.8%
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	9.00	7/7/08	3,300,000 e	3,300,000
Total Short-Term Municipal Investments
(cost $13,600,000)				13,600,000
Total Investments (cost $284,910,851)			155.9%	289,503,551
Liabilities, Less Cash and Receivables			(2.1%)	(3,812,311)
Preferred Stock, at redemption value			(53.8%)	(100,000,000)
Net Assets Applicable to Common Shareholders			100.0%	185,691,240

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to $21,220,575 or 11.4% of net assets applicable to Common Shareholders.
d Collateral for floating rate borrowings.
e Variable rate demand note – rate shown is interest rate in effect at June 30, 2008. Maturity date represents the next demand date, not the ultimate maturity date

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $284,910,851. Net unrealized appreciation on investments was $4,592,700 of which $9,531,151 related to appreciated investment securities and $4,938,451 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation

COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Income, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	August 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)